Other Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	NOTE 4:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
	As of December 31,
	2022	2021

Account payables	$72	$107
Accrued expenses	152	165

	$224	$272